Leases (Tables)	12 Months Ended
Dec. 31, 2017
LEASES [Abstract]
Future Minimum Revenues, net of Commissions

Amount
2018	$138,384
2019	104,721
2020	77,209
2021	62,290
2022	55,450
2023 and thereafter	699,388

Total minimum revenue, net of commissions	$1,137,442

Future Minimum Commitments under Chartered-in Vessels, net of Commissions

Amount
2018	$182
2019	182
2020	31

Total minimum commitments, net of commissions	$395

Future Minimum Commitments for Office Space, net of Commissions

Amount
2018	$761
2019	601
2020	509
2021	184

Total	$2,055